CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 606,823,000	$ 634,897,000
Restricted cash	17,122,000	13,625,000
Receivables:
Trade	892,625,000	946,938,000
Allowance for doubtful accounts	(16,428,000)	(9,173,000)
Inventories	1,123,068,000	1,078,537,000
Prepaid expenses and other current assets	319,334,000	277,036,000
Total Current Assets	2,942,544,000	2,941,860,000
Property, plant and equipment, net	1,386,920,000	1,241,152,000
Goodwill	5,497,596,000	5,378,388,000
Other intangible assets, net	2,851,935,000	3,039,322,000
Other assets	608,416,000	288,673,000
Total Assets	13,287,411,000	12,889,395,000
Current Liabilities:
Bank borrowings, overdrafts and current portion of long-term debt	384,958,000	48,642,000
Accounts payable	510,372,000	471,382,000
Dividends payable	80,038,000	77,779,000
Other current liabilities	576,822,000	530,508,000
Total Current Liabilities	1,552,190,000	1,128,311,000
Other Liabilities:
Long-term debt	3,997,438,000	4,504,417,000
Retirement liabilities	265,370,000	227,172,000
Deferred income taxes	641,456,000	655,879,000
Other liabilities	502,366,000	248,436,000
Total Other Liabilities	5,406,630,000	5,635,904,000
Commitments and Contingencies (Note 21)
Redeemable noncontrolling interests	99,043,000	81,806,000
Shareholders’ Equity:
Common stock 12 1/2¢ par value; 500,000,000 shares authorized; 128,526,137 and 128,526,137 shares issued as of December 31, 2019 and December 31, 2018, respectively; and 106,787,299 and 106,619,202 shares outstanding as of December 31, 2019 and December 31, 2018, respectively	16,066,000	16,066,000
Capital in excess of par value	3,823,152,000	3,793,609,000
Retained earnings	4,117,804,000	3,956,221,000
Accumulated other comprehensive loss:
Cumulative translation adjustments	(373,043,000)	(396,996,000)
Accumulated gains on derivatives qualifying as hedges	2,068,000	4,746,000
Pension and postretirement liability adjustment	(345,919,000)	(309,977,000)
Treasury stock, at cost (21,738,838 and 21,906,935 shares as of December 31, 2019 and December 31, 2018, respectively)	(1,022,824,000)	(1,030,718,000)
Total Shareholders’ Equity	6,217,304,000	6,032,951,000
Noncontrolling interests	12,244,000	10,423,000
Total Shareholders’ Equity including noncontrolling interests	6,229,548,000	6,043,374,000
Total Liabilities and Shareholders’ Equity	$ 13,287,411,000	$ 12,889,395,000